NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income tax benefit based on U.S. statutory rate of 34%	$ (684,700)	$ (909,100)
Effect of change in deferred tax rates (39.834% to 24.95%)	2,681,404	0
Other	33,096	(40,800)
Change in valuation allowance	(2,029,800)	949,900
	$ 0	$ 0